Stock-Based Compensation (Table)	12 Months Ended
Oct. 31, 2015
Stock-Based Compensation
Schedule of stock based compensation expense and the resulting tax benefits for continuing operations

	For the fiscal years ended October 31
	2015	2014	2013
	In millions
Stock-based compensation expense	$212	$196	$156
Income tax benefit	(62)	(65)	(51)

Stock-based compensation expense, net of tax	$150	$131	$105

Schedule of restricted stock award activity

	As of October 31
	2015		2014		2013
	Shares	Weighted- Average Grant Date Fair Value Per Share	Shares	Weighted- Average Grant Date Fair Value Per Share	Shares	Weighted- Average Grant Date Fair Value Per Share
	In thousands		In thousands		In thousands
Outstanding at beginning of year	40,808	$24	32,262	$21	25,532	$31
Granted and assumed through acquisition	26,991	$35	26,036	$28	20,707	$15
Vested	(34,177)	$26	(14,253)	$24	(10,966)	$33
Forfeited	(3,905)	$29	(3,237)	$22	(3,011)	$24

Outstanding at end of year	29,717	$32	40,808	$24	32,262	$21

Schedule of shares available for future grant and shares reserved for future issuance under the ESPP and incentive compensation plans
	As of October 31
	2015	2014	2013
	In thousands
Shares available for future grant	215,949	246,852	300,984

Shares reserved for future issuance	276,481	344,848	417,642

Stock Options
Stock-Based Compensation
Schedule of weighted-average fair value and the assumptions used to measure fair value

	For the fiscal years ended October 31
	2015	2014	2013
Weighted-average fair value(1)	$8	$7	$4
Expected volatility(2)	26.8%	33.1%	41.7%
Risk-free interest rate(3)	1.7%	1.8%	1.1%
Expected dividend yield(4)	1.8%	2.1%	3.6%
Expected term in years(5)	5.9	5.7	5.9

(1)	The weighted-average fair value was based on stock options granted during the period.

(2)

For all awards granted in fiscal 2015 and fiscal 2013, expected volatility was estimated using the implied volatility derived from options traded on HP’s common stock. For awards granted in fiscal 2014, expected volatility for awards subject to service-based vesting was estimated using the implied volatility derived from options traded on HP’s common stock, whereas for performance- contingent awards, expected volatility was estimated using the historical volatility of HP’s common stock.

(3)	The risk-free interest rate was estimated based on the yield on U.S. Treasury zero-coupon issues.

(4)	The expected dividend yield represents a constant dividend yield applied for the duration of the expected term of the award.

(5)

For awards subject to service-based vesting, the expected term was estimated using historical exercise and post-vesting termination patterns; and for performance-contingent awards, the expected term represents an output from the lattice model.

Schedule of stock options activity

	As of October 31
	2015				2014				2013
	Shares	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Term	Aggregate Intrinsic Value	Shares	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Term	Aggregate Intrinsic Value	Shares	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Term	Aggregate Intrinsic Value
	In thousands		In years	In millions	In thousands		In years	In millions	In thousands		In years	In millions
Outstanding at beginning of year	57,853	$27			84,042	$27			87,296	$29
Granted and assumed through acquisitions	9,086	$36			9,575	$28			25,785	$15
Exercised	(12,845)	$19			(11,145)	$18			(10,063)	$19
Forfeited/cancelled/expired	(17,816)	$40			(24,619)	$31			(18,976)	$25
Outstanding at end of year	36,278	$26	5.1	$153	57,853	$27	4.3	$629	84,042	$27	3.9	$303
Vested and expected to vest at end of year	34,973	$26	5.0	$152	54,166	$27	4.1	$571	80,004	$27	3.7	$274
Exercisable at end of year	25,630	$24	4.4	$146	30,459	$33	2.3	$197	49,825	$33	1.8	$58

Schedule of significant ranges of outstanding and exercisable stock options

	As of October 31, 2015
	Options Outstanding			Options Exercisable
Range of Exercise Prices	Shares Outstanding	Weighted- Average Remaining Contractual Term	Weighted- Average Exercise Price	Shares Exercisable	Weighted- Average Exercise Price
	In thousands	In years	In thousands
$0-$9.99	221	3.9	$6	205	$7
$10-$19.99	9,863	4.5	$14	9,398	$14
$20-$29.99	15,775	4.9	$26	11,635	$25
$30-$39.99	8,858	6.7	$37	2,831	$37
$40-$49.99	1,322	1.3	$45	1,322	$45
$50-$59.99	239	2.3	$52	239	$52

	36,278	5.1	$26	25,630	$24